Stockholder's Deficiency	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Stockholders Deficiency
Stockholder's Deficiency
15.	Stockholder’s Equity

The Company is authorized to issue 1,990,000,000 shares of $.001 par value common stock and 10,000,000 shares of $.001 par value preferred stock.

Share issuance during the three months ended September 30, 2019 -

During the three months ended September 30, 2019, the Company issued 1,000,000 shares of common stock to settle the old liability to be issued in total amount of $29,000.

During the three months ended September 30, 2019, the Company issued 71,915,557 shares of common stock for debt conversions in total amount of $547,833.

During the three months ended September 30, 2019, the Company issued 11,348,591 shares of common stock for cash in total amount of $100,000.

During the three months ended September 30, 2019, the Company issued 28,381,818 shares of common stock for warrant exercise in total amount of $14,132.

As of September 30, 2019 and June 30, 2019, the Company had 2,000,000 share of its preferred stock, 810,254,536 and 697,608,570 shares of its common stock, respectively, issued and outstanding.

Share issuance during the three months ended December 31, 2019 -

During the three months ended December 31, 2019, the Company issued 18,181,818 shares of common stock to settle the old liability to be issued in total amount of $290,455.

During the three months ended December 31, 2019, the Company issued 24,994,341 shares of common stock for convertible debt principal with interest conversions in total amount of $142,165.

During the three months ended December 31, 2019, the Company issued 26,621,610 shares of common stock for cash in total amount of $240,000.

During the three months ended December 31, 2019, the Company issued 500,000 shares of common stock for employee bonus in total fair value of $7,550.

During the three months ended December 31, 2019, the Company issued 249,373,817 shares of common stock for acquisition of BZRTH in total fair value of $3,566,046. The shares are to be cancelled in subsequent period pursuant to the rescission on January 15, 2020.

During the three months ended December 31, 2019, the Company issued 750,001 shares of preferred stock for acquisition of BZRTH in total fair value of $10,725,014. The shares of preferred stock are to be cancelled in subsequent period pursuant to the rescission on January 15, 2020.

During the three months ended December 31, 2019, the Company issued 415,000 shares of series B preferred stock for award to employee bonus in total fair value of $5,934,500.

As of December 31, 2019 and June 30, 2019, the Company had 3,165,001 share of its preferred stock, 1,129,926,122 and 697,608,570 shares of its common stock, respectively, issued and outstanding.

12. Stockholders’ Deficit

The Company is authorized to issue 1,990,000,000 shares of $.001 par value common stock and 10,000,000 shares of $.001 par value preferred stock.

During the year ended June 30, 2018, the Company issued 1,171,429 shares of common stock for cash in total amount of $82,000.

During the year ended June 30, 2018, the Company issued 4,736,842 shares of common stock for services in total amount of $180,000.

During the year ended June 30, 2018, the Company issued 13,492,560 shares of common stock to settle the old debt in total amount of $306,810.

During the year ended June 30, 2019, the Company issued 8,658,685 shares of common stock to settle the old debt in total amount of $665,918.

During the year ended June 30, 2019, the Company issued 121,332,262 shares of common stock to convert the convertible notes in total amount of $2,783,237.

During the year ended June 30, 2019, the Company issued 14,842,857 shares of common stock for cash in total amount of $390,000.

During the year ended June 30, 2019, the Company issued 96,639,563 shares of common stock for services in total amount of $6,660,643.

During the year ended June 30, 2019, the Company (buyer) signed a letter of intent (LOI) regarding a potential acquisition of all the outstanding capital stock, assets and assumption of liabilities of a company (seller). The Company issued 10,000,000 shares of common stock as the stock compensations upon the signing of the LOI in total amount of $1,175,000. The share is non-refundable and vested immediately, but was issued on a restricted basis with a restrictive legend and will be subject to normal restrictions imposed by the financial industry and governmental agencies.

During the year ended June 30, 2019, the Company issued 200,000,000 shares of common stock as deposit for acquisition of BZRTH with a total value of $18,000,000. See Note 4 for details.

During the year ended June 30, 2019, the Company issued 2,000,000 shares of Series A preferred stock to multiple investors for EB-5 project to be issued in prior years.

As of June 30, 2019 and June 30, 2018, the Company had 697,608,570 and 246,135,203 shares of its common stock issued and outstanding.

As of June 30, 2019 and June 30, 2018, the Company had 2,000,000 and 0 shares of its Series A preferred stock issued and outstanding.